Operating Expenses by Nature - Schedule of operating expenses by nature (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021
Expenses by nature [abstract]
Salaries and benefits	$ 22,628	$ 21,116
General and administrative	32,914	20,730
Professional fees	22,837	11,962
Consulting	6,537	4,379
Total selling, general and administrative expense	$ 84,916	$ 58,187